Investment Objectives and Goals	Aug. 19, 2026
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Quadratic Interest Rate Volatility and Inflation Hedge ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Quadratic Interest Rate Volatility and Inflation Hedge ETF (the “Fund”) is a fixed income ETF that seeks to hedge relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for enhanced inflation-protected income.

Quadratic Deflation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Quadratic Deflation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Quadratic Deflation ETF (the “Fund”) seeks to benefit from lower growth, deflation, lower or negative long-term interest rates, and/or a reduction in the spread between shorter and longer term interest rates by investing in U.S. Treasuries and options.